Property, plant, and equipment, net (Details) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Property, Plant and Equipment [Line Items]
Subtotal	$ 16,685,407	$ 15,873,214
Construction in progress	5,294,970	5,253,930
Less: accumulated depreciation	(7,441,691)	(6,841,587)
Property, plant and equipment, net	14,538,686	14,285,557
Depreciation expenses	1,365,830	1,050,924	$ 916,386
Property and building
Property, Plant and Equipment [Line Items]
Subtotal	7,139,369	7,828,294
Machinery and equipment
Property, Plant and Equipment [Line Items]
Subtotal	9,217,130	7,793,640
Office equipment
Property, Plant and Equipment [Line Items]
Subtotal	101,878	119,107
Vehicles
Property, Plant and Equipment [Line Items]
Subtotal	$ 227,030	$ 132,173